Redeemable Non-Controlling Interests - Schedule of Redeemable Non-Controlling Interests Activity (Details) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Schedule of Redeemable Non-Controlling Interests Activity [Abstract]
Beginning balance	¥ 8,804		¥ 7,963	¥ 7,197
Accretion of redeemable non-controlling interests	509		841	766
The maturity of redeemable non-controlling interests	(9,313)
Ending balance			¥ 8,804	¥ 7,963